FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2024
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEET

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2023	2024
	RMB	RMB	US$
			Note 3
ASSETS
Current assets:
Cash and cash equivalents	446,105	99,308	13,605
Restricted cash	120,807	46,953	6,433
Prepayments and other current assets	24,255	23,980	3,285
Short term investment	—	177,585	24,329
Amounts due from subsidiaries and VIE	1,681,216	1,648,067	225,784
Total current assets	2,272,383	1,995,893	273,436

Non-current assets:
Investments in subsidiaries and VIE	1,844,885	1,904,448	260,908
Investments in equity investee	10,261	28,433	3,895
Total non-current assets:	1,855,146	1,932,881	264,803
TOTAL ASSETS	4,127,529	3,928,774	538,239

LIABILITIES
Current liabilities:
Other current liabilities	30,325	14,660	2,008
Derivative financial liabilities	—	92	13
Total current liabilities	30,325	14,752	2,021

Total non-current liabilities
TOTAL LIABILITIES	30,325	14,752	2,021

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 167,901,880 and 175,668,586 shares issued, 167,901,880 and 161,337,586 shares outstanding, as of December 31, 2023, and December 31, 2024, respectively)	93	95	13
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	8	8	1
Additional paid-in capital	4,571,439	4,646,631	636,586
Treasury shares	—	(95,502)	(13,084)
Accumulative deficit	(506,587)	(691,785)	(94,775)
Accumulated other comprehensive income	32,251	54,575	7,477
Total shareholders’ equity	4,097,204	3,914,022	536,218
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,127,529	3,928,774	538,239

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				Note 3
Operating expenses:
Fulfillment	—	—	(4,884)	(669)
Sales and marketing	(2,362)	(5,242)	(16,677)	(2,285)
Technology and content	—	—	(11,290)	(1,547)
General and administrative	(53,170)	(27,376)	(66,865)	(9,160)
Other operating (expenses) income	5,194	3,498	(47)	(6)
Total operating expenses	(50,338)	(29,120)	(99,763)	(13,667)
Loss from operations	(50,338)	(29,120)	(99,763)	(13,667)
Interest income	13,367	34,379	15,295	2,095
Interest expense	(15,698)	—	—	—
Share of loss in equity method investment	—	—	(21,855)	(2,994)
Unrealized investment (loss) gain	(102,035)	65	15,030	2,059
Exchange loss	(85,795)	(29,245)	(27,554)	(3,775)
Gain on repurchase of 1.625% convertible senior notes due 2024	7,907	—	—	—
Equity in income (loss) of subsidiaries and VIE	(55,940)	(279,016)	(66,433)	(9,101)
Fair value (loss) gain on financial instruments	(364,758)	24,515	82	11
Net loss	(653,290)	(278,422)	(185,198)	(25,372)
Foreign currency translation adjustment	118,281	16,573	22,324	3,058
Comprehensive loss	(535,009)	(261,849)	(162,874)	(22,314)

CONDENSED STATEMENT OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				Note 3
Cash flows from operating activities:
Net loss	(653,290)	(278,422)	(185,198)	(25,372)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss	85,795	29,245	27,554	3,775
Amortization of issuance cost of convertible senior notes	7,861	—	—	—
Equity in (loss)/income of subsidiaries and VIE	55,940	279,016	66,433	9,101
Income tax payable	(94,298)	—	—	—
Share of loss in equity method investment	—	—	21,855	2,994
Unrealized loss (gain) related to investments in equity investee	102,035	(65)	(15,030)	(2,059)
Gain from repurchase CB	(7,907)	—	—	—
Changes in other current liabilities	13,201	(3,412)	(15,665)	(2,146)
Fair value loss (gain) on financial instruments	364,758	(24,515)	(82)	(11)
Fair value change on contingent consideration payable	9,495	—	—	—
Share-based compensation	—	—	78,017	10,688
Net cash (used in) provided by operating activities	(116,410)	1,847	(22,116)	(3,030)

Cash flows from investing activities:
Loan to subsidiaries	—	(621,360)	—	—
Investments in, advance to, and repayment from subsidiaries and VIE, net	1,127,579	365,226	(100,985)	(13,835)
Short term investment	(138,052)	138,052	(177,585)	(24,329)
Net cash provided by (used in) investing activities	989,527	(118,082)	(278,570)	(38,164)

Cash flows from financing activities:

Proceeds from exercises of share options	3	1	164	22
Repurchase of ordinary shares	(446,636)	—	(95,502)	(13,084)
Proceeds from sale of subsidiary’s equity interest to Cainiao	101,189	—	—	—
Payment for short term loan	(1,759,973)	—	—	—
Purchase of subsidiaries	(7,224)	(13,213)	(16,220)	(2,222)
Settle derivative liabilities with Cainiao	—	(73,988)	—	—
Net cash (used in) provided by financing activities	(2,112,641)	(87,200)	(111,558)	(15,284)

Net increase (decrease) in cash and cash equivalents	(1,239,524)	(203,435)	(412,244)	(56,478)
Cash and cash equivalents, beginning of year	1,894,125	783,543	566,912	79,848
Effect of exchange rate changes on cash and cash equivalents	128,942	(13,196)	(8,407)	(3,332)
Cash and cash equivalents and restricted cash, end of year	783,543	566,912	146,261	20,038

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$

Supplemental disclosure of cash flow information:
Cash paid for interest	12,406	—	—	—
Cash paid for income tax	94,298	—	—	—

1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2)	The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3)	Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.
4)	As of December 31, 2023 and 2024 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.